OTHER GAINS (LOSSES) - NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OTHER GAINS (LOSSES) - NET
Net (impairment loss) reversal of impairment recognized, in respect of	$ 47	$ 4,922	$ (7,827)
Loss on disposal of property, plant and equipment and provision for early termination of leases	(2,290)	(2,388)	(6,890)
Net gain on lease termination	829	2,161	5,146
Loss on lease modification		(366)
Net foreign exchange loss	(19,704)	(4,988)	(21,889)
Net gain arising on financial assets at FVTPL (Note ii)	3,100	1,552	195
Others	94	284	4,472
Total	(17,924)	1,177	(26,793)
property, plant and equipment (Note 14)
OTHER GAINS (LOSSES) - NET
Net (impairment loss) reversal of impairment recognized, in respect of	(2,308)	3,728	(7,721)
right-of-use assets (Note 15)
OTHER GAINS (LOSSES) - NET
Net (impairment loss) reversal of impairment recognized, in respect of	$ 2,355	3,916	$ (106)
goodwill (Note i)
OTHER GAINS (LOSSES) - NET
Net (impairment loss) reversal of impairment recognized, in respect of		(1,122)
intangible assets (Note i and 16)
OTHER GAINS (LOSSES) - NET
Net (impairment loss) reversal of impairment recognized, in respect of		$ (1,600)